Notes to the Balance Sheet - Summary of Accumulated Deficit (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Consolidated Net Profit / (Loss)	€ (189,734,199)	€ (151,058,190)	€ (514,460,016)
Accumulated deficit	€ 1,013,133,943	€ 823,407,416